Long-term debt - Schedule of Long-term Debt (Detail)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 CLP ($)	Dec. 31, 2020 USD ($)	May 23, 2019 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 6,622,363,000			$ 4,538,470,000
Less: current portion	(517,038,000)			(139,874,000)
Long-term debt, excluding current portion	$ 6,105,325,000			4,398,596,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes (Green Equity Units)
Debt Instrument [Line Items]
Weighted average coupon	1.18%	1.18%	1.18%
Par value	$ 1,150,000,000
Long-term debt	$ 1,139,687,000			0
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	3.46%	3.46%	3.46%
Par value	$ 1,700,000,000
Long-term debt	$ 1,689,074,000			1,688,390,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	6.34%	6.34%	6.34%
Par value	$ 142,000,000
Long-term debt	$ 156,392,000			157,212,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	3.81%	3.81%	3.81%
Par value	$ 400,000,000	$ 1,400,669,000
Long-term debt	$ 1,124,179,000			899,710,000
Senior Unsecured Notes | Chilean Unidad de Fomento borrowings
Debt Instrument [Line Items]
Weighted average coupon	4.24%	4.24%	4.24%
Par value			$ 1,811,000
Long-term debt	$ 91,049,000			92,183,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	6.50%	6.50%	6.50%
Par value	$ 637,500,000				$ 350,000,000
Long-term debt	$ 621,667,000			621,321,000
Senior Secured Debt | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	4.71%	4.71%	4.71%
Par value	$ 556,224,000
Long-term debt	$ 555,957,000			561,494,000
Senior Secured Debt | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 24,602,000
Long-term debt	$ 19,850,000			20,315,000
Senior Debt | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	6,000,696,000			3,917,149,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term debt	567,814,000			223,507,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Long-term debt	157,694,000			152,338,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Long-term debt	$ 499,000,000			$ 122,000,000